Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenue	$ 10,971	$ 17,072	$ 21,085	$ 42,542
Cost of revenue	23,294	19,301	42,770	36,754
Gross profit (loss)	(12,323)	(2,229)	(21,685)	5,788
Operating expenses:
Sales and marketing	225,037	207,790	406,094	385,074
Research and development	202,102	250,006	441,143	454,405
General and administrative	696,099	946,175	1,541,947	1,753,774
Total operating expenses	1,123,238	1,403,971	2,389,184	2,593,253
(Loss) from operations	(1,135,561)	(1,406,200)	(2,410,869)	(2,587,465)
Other income (expense):
Interest expense	(127,848)	(47,139)	(463,672)	(48,519)
Loss on exchange of debt	0	0	(1,066,732)	0
Loss on extinguishment of debt	0	0	(111,928)	0
Changes in fair value of warrant and derivative liabilities	25,357	(11,800)	323,041	(11,800)
Other, net	(25)	583	92,980	(234)
Total other income (expense)	(102,516)	(58,356)	(1,226,311)	(60,552)
Income (loss) before income taxes	(1,238,077)	(1,464,557)	(3,637,180)	(2,648,017)
Income tax provision	0	0	0	0
Net income (loss)	(1,238,077)	(1,464,557)	(3,637,180)	(2,648,017)
Net income (loss) allocable to common stockholders	$ (1,238,077)	$ (1,464,557)	$ (3,637,180)	$ (2,648,017)
Net income (loss) per share allocable to common shareholders, basic	$ (0.15)	$ (2.83)	$ (0.53)	$ (5.22)
Net income (loss) per share allocable to common shareholders, diluted	$ (0.15)	$ (2.83)	$ (0.53)	$ (5.22)
Weighted average shares of common stock outstanding, basic	8,217,024	517,979	6,829,825	507,499
Weighted average shares of common stock outstanding, diluted	8,217,024	517,979	6,829,825	507,499